COMMITMENTS AND CONTINGENCIES Schedule of minimum future payments under operating leases for our continuing operations (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Minimum future payments under operating leases
2017	$ 7,164
2018	6,157
2019	5,863
2020	5,804
2021	3,140
Subsequent years	4,465
Total	$ 32,593